Share-based payments (Details Narrative) - USD ($) $ in Thousands	Nov. 29, 2022	Nov. 22, 2021
Contingent Share Award 2021 [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares, description		(i) issuance of a number of class A ordinary shares equal to 1% of the total number of ordinary shares in issue (on an as-converted, fully diluted basis) of the Company when the class A share price is equal to or greater than US$18.69 per share but less than US$35.30 per share; and (ii) issuance of a number of class A ordinary shares equal to 1% of the total number of ordinary shares in issue (on an as-converted, fully diluted basis) of the Company when the class A share price is equal to or greater than US$35.30 per share.
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Termination expenses	$ 355,573